LEASES (Details Narrative)						1 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended
	Mar. 15, 2024 USD ($)	Jan. 24, 2022 USD ($) ft²	Dec. 23, 2021 USD ($)	Dec. 23, 2021	Oct. 01, 2021 USD ($)	May 31, 2025	Jun. 30, 2026 USD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2026 USD ($)	Jun. 30, 2025 USD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)
Restructuring Cost and Reserve [Line Items]
Area of land | ft²		3,521
Rent expense							$ 140,749	$ 176,258	$ 284,739	$ 287,119	$ 535,680	$ 1,998,428
Security deposit	$ 17,000						31,893		31,893		31,893	31,893
Lease, description	the Company entered into leasing agreements for a scrap yard located at 3030 E 55th Street, Cleveland, OH 44127. Under the terms of the lease, the Company is required to pay $17,000 from March 1, 2024 to February 28, 2025; $23,000 from March 1, 2025 to February 28, 2026; $23,000 from March 1, 2026 to February 28, 2027; $23,000 from March 1, 2027 to February 28, 2028; and increasing by the greater of 3% and the CPI every 12 months thereafter until the expiration of the lease.					the Company entered into an amendment to the lease agreement that modified the rent payment schedule and added site clean-up and waste management obligations. Under the amended terms, rent was $23,000 for May 2025 (paid), $17,000 per month from June 1, 2025 through December 31, 2025, $18,500 per month from January 1, 2026 through December 31, 2026, and $20,000 per month from January 1, 2027 through February 28, 2028. Beginning January 1, 2026, rent increases to $20,000 per month if the Company does not adhere to certain site clean-up obligations outlined in the amendment. The Company remains responsible for payment of property taxes related to the premises. All other material terms of the lease remain unchanged.
Lease option to purchase property	$ 3,277,000
Right of use asset							383,565		383,565		495,457	1,048,070
Lease liabilities							$ 400,380		$ 400,380		$ 505,927	$ 1,105,365
Weighted average remaining lease term							1 year 6 months		1 year 6 months		2 years
Weighted average discount rate							10.00%		10.00%		10.00%
Empire Services Inc [Member]
Restructuring Cost and Reserve [Line Items]
Renewal term	5 years
Additional lessee operating lease renewal term	5 years
Empire Services Inc [Member] | Chief Executive Officer [Member]
Restructuring Cost and Reserve [Line Items]
Lease, description		the Company entered into leasing agreements for 3,521 square feet of office space commencing upon the completion of tenant improvements which was expected to be on April 1, 2022 but shall be no later than May 1, 2022 (“Commencement Date”).
Empire Services Inc [Member] | December 23, 2025 [Member] | Chief Executive Officer [Member]
Restructuring Cost and Reserve [Line Items]
Lease expiration date			Dec. 23, 2026
Operating lease, option to extend				the Company does not have an option to renew or extend.
Empire Services Inc [Member] | Office Lease [Member]
Restructuring Cost and Reserve [Line Items]
Rent expense		$ 3,668
Lease percentage		3.00%
Lease term		12 months
Operating lease term		5 years
Security deposit		$ 3,668
Empire Services Inc [Member] | Office Lease [Member] | December 23, 2025 [Member]
Restructuring Cost and Reserve [Line Items]
Rent expense			$ 18,000
Empire Services Inc [Member] | Automobiles [Member] | February 15, 2026 [Member]
Restructuring Cost and Reserve [Line Items]
Lease, description					Under the terms of the lease, Empire is required to pay $650 per month until lease expiration on February 15, 2026 and the Company does not have an option to renew or extend.
Right of use asset					$ 34,261
Lease liabilities					$ 27,757
Lease expiration date					Feb. 15, 2026
Empire Services Inc [Member] | Automobiles [Member] | December 23, 2025 [Member]
Restructuring Cost and Reserve [Line Items]
Lease, description				Under the terms of the lease, Empire was required to pay $18,000 for the first month and $1,000 per month thereafter for 60 months. The lease expires on December 23, 2026 and the Company does not have an option to renew or extend.